SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments.

As of September 30, 2020, we operate in the following three reportable segments:

•FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs;
•LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers; and
•FLNG are vessels that are moored above an offshore natural gas field on a long-term basis. A FLNG receives, liquefies and stores LNG at sea and transfers it to LNG carriers that berth while offshore.

On May 15, 2019, we executed a modification to the charter for the Golar Freeze (the "Golar Freeze Charter") which triggered a change in accounting for the Golar Freeze Charter from an operating lease to a sales-type lease. Following this change, management changed the metric by which it measures the profitability of our segments to Adjusted EBITDA to reflect the change in accounting treatment of this contract and enable the comparability with the rest of the business.

	Three Months Ended September 30, 2020
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	58,276	12,837	26,018	—	97,131	(26,018)	71,113
Vessel operating expenses	(9,627)	(4,388)	(6,048)	—	(20,063)	6,048	(14,015)
Voyage and commission expenses	(1,450)	(121)	—	—	(1,571)	—	(1,571)
Administrative expenses(5)	(2,093)	(1,334)	(121)	—	(3,548)	121	(3,427)
Amount invoiced under sales-type lease	4,600	—	—	—	4,600	(4,600)	—
Adjusted EBITDA	49,706	6,994	19,849	—	76,549	(24,449)	52,100
Balance sheet (at end of period):
Total assets (6)	1,048,346	492,294	191,012	309,554	2,041,206	—	2,041,206

	Nine Months Ended September 30, 2020
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	170,750	42,292	78,054	—	291,096	(78,054)	213,042
Vessel operating expenses	(29,647)	(13,571)	(17,662)	—	(60,880)	17,662	(43,218)
Voyage and commission expenses	(3,698)	(2,416)	—	—	(6,114)	—	(6,114)
Administrative expenses(5)	(6,926)	(4,131)	(373)	—	(11,430)	373	(11,057)
Amount invoiced under sales-type lease	13,700	—	—	—	13,700	(13,700)	—
Adjusted EBITDA	144,179	22,174	60,019	—	226,372	(73,719)	152,653

	Three Months Ended September 30, 2019
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	63,490	12,328	26,018	—	101,836	(26,018)	75,818
Vessel operating expenses	(9,542)	(5,198)	(5,686)	—	(20,426)	5,686	(14,740)
Voyage and commission expenses	(1,002)	(683)	—	—	(1,685)	—	(1,685)
Administrative expenses(5)	(1,870)	(1,240)	(223)	—	(3,333)	223	(3,110)
Amount invoiced under sales-type lease	4,600	—	—	—	4,600	(4,600)	—
Adjusted EBITDA	55,676	5,207	20,109	—	80,992	(24,709)	56,283
Balance sheet (at end of period):
Total assets (6)	1,090,228	516,802	196,045	318,558	2,121,633	—	2,121,633

	Nine Months Ended September 30, 2019
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	181,719	41,370	78,054	—	301,143	(78,054)	223,089
Vessel operating expenses	(31,405)	(15,058)	(17,802)	—	(64,265)	17,802	(46,463)
Voyage and commission expenses	(3,236)	(1,928)	(230)	—	(5,394)	230	(5,164)
Administrative expenses(5)	(6,194)	(4,033)	(730)	—	(10,957)	730	(10,227)
Amount invoiced under sales-type lease	6,900	—	—	—	6,900	(6,900)	—
Adjusted EBITDA	147,784	20,351	59,292	—	227,427	(66,192)	161,235

(1) Includes revenue relating to operating and service contracts, that is a non-lease component of sales-type leases recognized on a straight-line basis over the contract term.
(2) Relates to the effective share of revenues, expenses and Adjusted EBITDA attributable to our 50% ownership of the Hilli Common Units which we acquired in July 2018 (see note 9). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate in our unaudited condensed consolidated statement of operations.
(3) Relates to assets not allocated to a segment, but included to reconcile to the total assets in our condensed consolidated balance sheets.
(4) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease. There are no transactions between reportable segments.
(5) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(6) Total assets by segment refers to our principal assets being that of our vessels, including the net investment in leased vessel.